Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Fair value of securities held to maturity	$ 49,264,203	$ 25,069,752
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	6,915,570	7,164,794
Treasury stock, shares	2,521	2,521
Unearned employee stock ownership plan (ESOP), shares	78,956	118,228